Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	OCULIS HOLDING AG
Entity Central Index Key	0001953530
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	V8
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-41636
Entity Address, Address Line One	Bahnhofstrasse 20
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
Entity Address, Country	CH
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1358
Auditor Name	PricewaterhouseCoopers SA
Auditor Location	Pully, Switzerland
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Oculis Holding AG and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of loss, comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	OCS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	43,662,402
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	OCSAW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	4,018,384
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Bahnhofstrasse 20
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
City Area Code	+41
Local Phone Number	41-711-3960
Entity Address, Country	CH
Contact Personnel Name	Riad Sherif, MD